Note 17 - Cash and Cash Equivalents - Overdrafts and Short Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2022
Statement Line Items [Line Items]
Principal value	$ 20,000	$ 12,000
Balance drawn	16,800
Undrawn amount	3,200
Overdraft facility of Stanbic Bank, RTG [member]
Statement Line Items [Line Items]
Principal value	6,500
Balance drawn	0
Undrawn amount	6,500
Overdraft facility of Stanbic Bank, USD [member]
Statement Line Items [Line Items]
Principal value	4,000
Balance drawn	3,400
Undrawn amount	600
Term loans, CABS Bank, one [member]
Statement Line Items [Line Items]
Principal value	2,000
Balance drawn	1,900
Undrawn amount	100
Term loans, CABS Bank, two [member]
Statement Line Items [Line Items]
Principal value	3,000
Balance drawn	3,000
Undrawn amount	0
Overdraft facility of Ecobank [member]
Statement Line Items [Line Items]
Principal value	4,000
Balance drawn	4,000
Undrawn amount	0
Nedbank Zimbabwe [member]
Statement Line Items [Line Items]
Principal value	7,000
Balance drawn	4,500
Undrawn amount	$ 2,500